ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS - Liabilities (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Liabilities:
Warrant liability	$ 5,370,000	$ 2,490,000
Level 3
Liabilities:
Warrant liability	$ 5,370,000	$ 2,490,000